Organization	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization

1.	Organization

Osprey Solana Trust (the “Trust”) is a Delaware Statutory Trust that was formed on June 8, 2021 and commenced operations on September 8, 2021. The Trust is governed by the Amended and Restated Declaration of Trust and Trust Agreement dated June 1, 2022, as amended by the Amendment No. 1 dated December 1, 2022, and Amendment No. 2 dated March 15, 2023 (the “Trust Agreement”). In general, the Trust holds the cryptocurrency Solana (“SOL”) and, from time to time, issues common shares of fractional undivided beneficial interest (“Shares”) in exchange for SOL. The investment objective of the Trust is solely for the Shares to realize long-term capital appreciation by tracking the price of SOL tokens, the native token to the Solana Network, less liabilities and expenses of the Trust. The Shares are designed as a method for investors to gain investment exposure to SOL, similar to a direct investment in SOL.

Osprey Funds, LLC (the “Sponsor”) acts as the sponsor of the Trust. Other funds under the Osprey name are also managed by the Sponsor. The Sponsor is responsible for the day-to-day administration of the Trust pursuant to the provisions of the Trust Agreement. The Sponsor is responsible for preparing and providing annual reports on behalf of the Trust to investors and is also responsible for selecting and monitoring the Trust’s service providers. As partial consideration for the Sponsor’s services, the Trust assigns staking rewards to the Sponsor and expects to pay the Sponsor a management fee (collectively, “Sponsor’s Fee”) as discussed in Notes 2 and 5. Pursuant to agreements between REX Services, LLC (“REX Services”) and the Sponsor, REX Services provides legal, compliance, general administrative, operational, and marketing support to the Sponsor. REX Financial, Inc. is the parent company of REX Services and REX Financial, LLC is the parent of REX Financial, Inc.

Coinbase Custody Trust Company, LLC, the custodian of the Trust (the “Custodian”), is responsible for safeguarding the SOL held by the Trust. The Custodian (directly, or through an affiliate) is also responsible for administering the coordination, execution, and reward management associated with Staking services to the Trust. Delaware Trust Company serves as the trustee (the “Trustee”) of the Trust.

The transfer agent for the Trust (the “Transfer Agent”) is Continental Stock Transfer & Trust Company.

1.	Organization

Osprey Solana Trust (the “Trust”) is a Delaware Statutory Trust that was formed on June 8, 2021 and commenced operations on September 8, 2021. The Trust is governed by the Amended and Restated Declaration of Trust and Trust Agreement dated June 1, 2022, as amended by the Amendment No. 1 dated December 1, 2022, and Amendment No. 2 dated March 15, 2023 (the “Trust Agreement”). In general, the Trust holds the cryptocurrency Solana (“SOL”) and, from time to time, issues common shares of fractional undivided beneficial interest (“Shares”) in exchange for SOL. The investment objective of the Trust is solely for the Shares to realize long-term capital appreciation by tracking the price of SOL tokens, the native token to the Solana Network, less liabilities and expenses of the Trust. The Shares are designed as a method for investors to gain investment exposure to SOL, similar to a direct investment in SOL.

Osprey Funds, LLC (the “Sponsor”) acts as the sponsor of the Trust. Other funds under the Osprey name are also managed by the Sponsor. The Sponsor is responsible for the day-to-day administration of the Trust pursuant to the provisions of the Trust Agreement. The Sponsor is responsible for preparing and providing annual reports on behalf of the Trust to investors and is also responsible for selecting and monitoring the Trust’s service providers. As partial consideration for the Sponsor’s services, the Trust assigns staking rewards to the Sponsor and expects to pay the Sponsor a management fee (collectively, “Sponsor’s Fee”) as discussed in Notes 2 and 5. Pursuant to agreements between REX Services, LLC (“REX Services”) and the Sponsor, REX Services provides legal, compliance, general administrative, operational, and marketing support to the Sponsor. REX Financial, Inc. is the parent company of REX Services and REX Financial, LLC is the parent of REX Financial, Inc.

Coinbase Custody Trust Company, LLC, the custodian of the Trust (the “Custodian”), is responsible for safeguarding the SOL held by the Trust. The Custodian (directly, or through an affiliate) is also responsible for administering the coordination, execution, and reward management associated with Staking services to the Trust. Delaware Trust Company serves as the trustee (the “Trustee”) of the Trust.

The transfer agent for the Trust (the “Transfer Agent”) is Continental Stock Transfer & Trust Company.